Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)
Summary of Significant Accounting Policies [Line Items]
Accumulated deferred offering cost	$ 848,487		$ 1,091,021
Description of tax examination	if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.
Penalties and interest incurred
Uncertain tax positions
Number of operating segments		1
Number of reportable segments		1
Singapore deposit protection board pays compensation					$ 77,770	$ 100,000
SGD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1		1
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	0.7777		0.7777